Applicable laws and regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash [abstract]
Tier 1 capital	$ 1,026,125	$ 995,743
Risk weighted assets	$ 5,937,648	$ 5,830,875
Tier One Risk Based Capital Ratio	17.28%	17.08%